Organization and Principal Activities (Details) $ / shares in Units, $ in Thousands			12 Months Ended
	May 17, 2023 shares	May 01, 2022 CNY (¥)	Dec. 31, 2023 $ / shares shares	Dec. 31, 2022 USD ($) $ / shares shares	Dec. 31, 2021 shares	Oct. 26, 2023 $ / shares	May 19, 2023 $ / shares
Organization and Principal Activities (Details) [Line Items]
Related party consideration (in Yuan Renminbi) | ¥		¥ 1
Amount of addition paid-in capital adjusted (in Dollars) | $				$ 3
Net loss per ordinary share - basic			85,441,057	81,600,000	81,600,000
Net loss per ordinary share - diluted			85,441,057	81,600,000	81,600,000
Number of Earnout shares	4,800,000		1,600,000
Maximum [Member]
Organization and Principal Activities (Details) [Line Items]
Net loss per ordinary share - basic					418,668,614
Minimum [Member]
Organization and Principal Activities (Details) [Line Items]
Net loss per ordinary share - diluted				81,600,000
Class B Ordinary Shares
Organization and Principal Activities (Details) [Line Items]
Ordinary shares issued			40,076,493	31,971,435
Ordinary shares outstanding			40,076,493	31,971,435
Ordinary shares (in Dollars per share) | $ / shares			$ 0.0001	$ 0.00005		$ 0.0001	$ 0.0001
Class A Ordinary Shares [Member]
Organization and Principal Activities (Details) [Line Items]
Ordinary shares issued			49,628,565	49,628,565
Ordinary shares outstanding			49,628,565	49,628,565
Ordinary shares (in Dollars per share) | $ / shares			$ 0.0001	$ 0.0001